Shareowners' Equity (Shares of GE Common Stock) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares Of GE Common Stock
Increase In Stock Repurchase Program Number Of Shares Authorized To Be Repurchased		$ 10,000	$ 10,000
Stock repurchased during period	73.6	432.6	248.6
Value of stock repurchased during period	$ 1,901	$ 10,375	$ 5,185
Common Stock, Shares Authorized	13,200,000,000
Common Stock, Par or Stated Value Per Share	$ 0.06
Issued	11,693,841,000	11,693,841,000	11,693,841,000
In treasury	(1,636,461,000)	(1,632,960,000)	(1,288,216,000)
Common Stock, Shares, Outstanding	10,057,380,000	10,060,881,000	10,405,625,000
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		$ 35,000	$ 25,000